Document and Entity Information	Jun. 28, 2019
Risk/Return:
Registrant Name	Delaware Group Equity Funds I
Document Type	497
Document Period End Date	Oct. 31, 2018
Amendment Flag	false
Central Index Key	0000027801
Document Effective Date	Jun. 28, 2019
Document Creation Date	Jun. 28, 2019
Prospectus Date	Feb. 28, 2019
Entity Inv Company Type	N-1A
Delaware Mid Cap Value Fund | Class A
Risk/Return:
Trading Symbol	DLMAX
Delaware Mid Cap Value Fund | Class C
Risk/Return:
Trading Symbol	DLMCX
Delaware Mid Cap Value Fund | Class R
Risk/Return:
Trading Symbol	DLMRX
Delaware Mid Cap Value Fund | Institutional Class
Risk/Return:
Trading Symbol	DLMIX